General Information (Detail) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	2,215	2,219
Average number of employees	2,221	2,202
Enel S.p.A. [member]
Disclosure Of General Information About Financial Statements [Line Items]
Ownership interest	64.93%